Not FDIC Insured May Lose Value No Bank Guarantee
39048-Q1PH

Schedule of Investments
(unaudited)
Putnam Massachusetts Tax Exempt Income Fund 2
Notes to Schedule of Investments 8

Putnam Massachusetts Tax Exempt Income Fund
Schedule of Investments (unaudited), August 31, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 94.3%
Alaska 1.0%
Alaska Industrial Development & Export Authority ,
Dena' Nena' Henash, Revenue, 2019 A, 5%, 10/01/31 ...................... $ 1,500,000 $ 1,593,272
Dena' Nena' Henash, Revenue, 2019 A, 5%, 10/01/32 ...................... 1,000,000 1,056,157
2,649,429
California 0.9%
Davis Joint Unified School District , GO , 2020 , BAM Insured , 3% , 8/01/38 .......... 2,650,000 2,256,326
Louisiana 0.4%
St. Tammany Parish Hospital Service District No. 1 , Revenue , 2018 A , Refunding , 5% ,
7/01/33 ......................................................... 1,000,000 1,042,121
Massachusetts 84.3%
City of Brockton ,
GO, 5%, 8/01/39 .................................................. 3,245,000 3,439,562
GO, 5%, 8/01/40 .................................................. 1,755,000 1,848,607
City of Quincy ,
GO, 2022 C, 4%, 9/15/40 ............................................ 325,000 309,488
GO, 2022 C, 4%, 9/15/41 ............................................ 300,000 284,838
GO, 2022 C, 4%, 9/15/42 ............................................ 275,000 257,825
Collegiate Charter School of Lowell , Revenue , 2019 , 5% , 6/15/54 ............... 1,620,000 1,442,139
Commonwealth of Massachusetts ,
GO, 2019 A, 5%, 1/01/49 ............................................ 3,000,000 3,014,399
GO, 2021 D, 5%, 9/01/49 ............................................ 2,000,000 2,019,589
GO, 2022 C, 5%, 10/01/52 ........................................... 2,000,000 2,015,596
GO, 2022 C, 5.25%, 10/01/52 ........................................ 2,500,000 2,573,136
GO, 2022 E, 5%, 11/01/48 ........................................... 2,015,000 2,042,091
GO, 2024 A, 5%, 1/01/54 ............................................ 5,000,000 5,061,013
GO, 2025 C, 5%, 6/01/53 ............................................ 5,000,000 5,088,992
Transportation Fund, Revenue, 2018 A, 5%, 6/01/48 ....................... 2,095,000 2,097,228
Transportation Fund, Revenue, 2022 A, 5%, 6/01/50 ....................... 3,900,000 3,914,577
Massachusetts Bay Transportation Authority ,
Assessments, Revenue, 2022 A-2, Refunding, 5%, 7/01/52 .................. 3,365,000 3,382,595
Sales Tax, Revenue, 2017 A-2, 5%, 7/01/44 .............................. 2,400,000 2,402,684
Sales Tax, Revenue, 2017 A-2, 5%, 7/01/46 .............................. 4,475,000 4,478,119
Sales Tax, Revenue, 2025 B, 5.25%, 7/01/55 ............................. 2,500,000 2,595,127
Sales Tax, Revenue, Senior Lien, 2024 A, Refunding, 5%, 7/01/44 ............. 1,000,000 1,036,677
Sales Tax, Revenue, Senior Lien, 2024 A, Refunding, 5%, 7/01/48 ............. 1,050,000 1,074,383
Massachusetts Clean Water Trust (The) ,
State Revolving Fund, Revenue, 25B, 5%, 2/01/41 ......................... 400,000 421,652
State Revolving Fund, Revenue, 25B, 5% , 2/01/43 ......................... 1,450,000 1,504,665
Massachusetts Development Finance Agency ,
Baystate Medical Obligated Group, Revenue, 2014 N, 5%, 7/01/34 ............. 1,000,000 1,000,913
Bentley University, Revenue, 2016, 5%, 7/01/40 ........................... 1,250,000 1,254,184
Bentley University, Revenue, 2021 A, Refunding, 4%, 7/01/37 ................ 1,000,000 983,805
Bentley University, Revenue, 2021 A, Refunding, 4%, 7/01/38 ................ 700,000 670,240
Bentley University, Revenue, 2021 A, Refunding, 4%, 7/01/39 ................ 1,400,000 1,320,845
Bentley University, Revenue, 2025, 5%, 7/01/55 ........................... 750,000 724,225
Beth Israel Lahey Health Obligated Group, Revenue, 2016 I, Refunding, 5%, 7/01/36 935,000 941,466
Beth Israel Lahey Health Obligated Group, Revenue, 2016 I, Refunding, 5%, 7/01/38 500,000 502,164
Beth Israel Lahey Health Obligated Group, Revenue, 2018 J-2, 5%, 7/01/32 ...... 2,765,000 2,904,192
Beth Israel Lahey Health Obligated Group, Revenue, 2019 K, Refunding, 5%,
7/01/33 ........................................................ 665,000 705,481
Beth Israel Lahey Health Obligated Group, Revenue, 2019 K, Refunding, 5%,
7/01/34 ........................................................ 1,000,000 1,055,095

Putnam Massachusetts Tax Exempt Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, (continued)
Beth Israel Lahey Health Obligated Group, Revenue, 2019 K, Refunding, 5%,
7/01/35 ........................................................ $ 500,000 $ 524,227
Beth Israel Lahey Health Obligated Group, Revenue, 2023 M, 5%, 7/01/34 ....... 2,500,000 2,778,215
Beth Israel Lahey Health Obligated Group, Revenue, N, Refunding, 5.25%, 7/01/45 2,250,000 2,305,097
Boston Medical Center Corp. Obligated Group, Revenue, 2023 G, Refunding, 5.25%,
7/01/48 ........................................................ 2,205,000 2,115,629
Boston Medical Center Corp. Obligated Group, Revenue, 2023 G, Refunding, 5.25%,
7/01/52 ........................................................ 2,000,000 1,890,580
Brandeis University, Revenue, 2019 S-1, Refunding, 5%, 10/01/36 ............. 765,000 799,421
Broad Institute. Inc, (The), Revenue, 2017, Refunding, 5%, 4/01/37 ............ 1,000,000 1,014,608
Carleton-Willard Homes, Inc., Revenue, 2019, Refunding, 4%, 12/01/42 ......... 485,000 415,256
Carleton-Willard Homes, Inc., Revenue, 2019, Refunding, 5%, 12/01/42 ......... 525,000 511,353
a
CHF Merrimack, Inc., Revenue, 144A, 2024 A, 5%, 7/01/54 .................. 1,200,000 1,068,111
Dana-Farber Cancer Institute Obligated Group, Revenue, 2016 N, 5%, 12/01/36 .. 1,100,000 1,114,482
Dexter Southfield, Inc., Revenue, 2015, Refunding, 5%, 5/01/26 ............... 740,000 740,661
Dexter Southfield, Inc., Revenue, 2015, Refunding, 5%, 5/01/41 ............... 2,000,000 1,984,018
Emerson College, Revenue, 2017 A, Refunding, 5%, 1/01/40 ................. 1,570,000 1,569,950
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2021 C, 4%,
11/01/51 ....................................................... 1,335,000 1,076,829
Fisher College, Revenue, 2017, Refunding, 5%, 4/01/37 ..................... 835,000 838,369
Foxborough Regional Charter School, Revenue, 2017 B, Refunding, 5%, 7/01/37 .. 1,120,000 1,121,164
Franklin W Olin College of Engineering, Inc., Revenue, 2023 F, Refunding, 5%,
11/01/42 ....................................................... 950,000 977,187
Franklin W Olin College of Engineering, Inc., Revenue, 2023 F, Refunding, 4.125%,
11/01/43 ....................................................... 1,250,000 1,126,498
Lasell University, Revenue, 2021, Refunding, 4%, 7/01/40 ................... 2,160,000 1,780,695
Lasell University, Revenue, 2021, Refunding, 4%, 7/01/50 ................... 1,500,000 1,102,824
Lasell Village, Inc., Revenue, 2025, Refunding, 5.25%, 7/01/50 ............... 750,000 724,780
Lasell Village, Inc., Revenue, 2025, Refunding, 5.25%, 7/01/55 ............... 1,000,000 953,870
Lesley University, Revenue, 2016, Refunding, 5%, 7/01/30 ................... 1,000,000 1,011,475
Lifespan Corp. Obligated Group, Revenue, 2025 A, 5.5%, 8/15/50 ............. 4,000,000 4,020,268
Loomis Obligated Group, Revenue, 2021, 4%, 1/01/36 ...................... 385,000 375,428
Loomis Obligated Group, Revenue, 2021, 4%, 1/01/51 ...................... 100,000 80,662
a
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/26 ........ 245,000 245,328
a
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/31 ........ 1,000,000 1,016,628
a
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/36 ........ 395,000 385,180
a
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/51 ........ 520,000 419,442
Mass General Brigham, Inc., Revenue, 2016 Q, Refunding, 5%, 7/01/41 ......... 2,000,000 2,009,067
Mass General Brigham, Inc., Revenue, 2024 D, Refunding, 5%, 7/01/54 ......... 1,000,000 1,004,714
MCPHS University, Revenue, 2015 H, Refunding, 5%, 7/01/37 ................ 450,000 450,337
Merrimack College, Revenue, 2021 B, 4%, 7/01/42 ........................ 450,000 383,123
Merrimack College, Revenue, 2021 B, 4%, 7/01/50 ........................ 1,825,000 1,435,154
Merrimack College, Revenue, 2022, 5%, 7/01/52 .......................... 1,000,000 933,162
Middlesex School, Revenue, 2024, 4.25%, 7/01/54 ......................... 1,600,000 1,380,485
Milford Regional Medical Center Obligated Group, Revenue, 2020 G, Pre-Refunded,
5%, 7/15/46 .................................................... 1,000,000 1,107,663
a
National Senior Communities, Inc. Obligated Group, Revenue, 144A, 2018, 5%,
11/15/38 ....................................................... 2,100,000 2,138,827
a
NewBridge on the Charles, Inc. Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 10/01/37 ................................................... 1,000,000 1,008,083
Northeastern University, Revenue, 2022, Refunding, 5%, 10/01/44 ............. 2,000,000 2,043,476
Orchard Cove Obligated Group, Revenue, 2019, Refunding, 5%, 10/01/39 ....... 250,000 251,933
Orchard Cove Obligated Group, Revenue, 2019, Refunding, 5%, 10/01/49 ....... 700,000 656,927
President and Fellows of Harvard College, Revenue, 2016 A, Refunding, 4%, 7/15/36 2,000,000 1,995,552
President and Fellows of Harvard College, Revenue, 2024 B, 5%, 2/15/34 ....... 2,500,000 2,869,687
PRG Medford Properties, Inc., Revenue, 2025, 5.25%, 6/01/55 ............... 1,000,000 1,002,189

Putnam Massachusetts Tax Exempt Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, (continued)
SABIS International Charter School, Revenue, 2015, Refunding, 5%, 4/15/33 ..... $ 750,000 $ 750,109
Salem Community Corp. Obligated Group, Revenue, 2022, Refunding, 5%, 1/01/30 465,000 477,898
Salem Community Corp. Obligated Group, Revenue, 2022, Refunding, 5%, 1/01/31 490,000 502,843
Seven Hills Foundation Obligated Group, Revenue, 2025, Refunding, 6%, 9/01/50 . 750,000 767,934
Seven Hills Foundation Obligated Group, Revenue, 2025, Refunding, 6%, 9/01/55 . 500,000 507,129
Simmons University, Revenue, 2006 H, AG Insured, 5.25%, 10/01/33 ........... 1,100,000 1,133,725
Simmons University, Revenue, 2023 N, Refunding, 5%, 10/01/43 .............. 1,750,000 1,555,224
South Shore Hospital, Inc. Obligated Group, Revenue, 2016 I, Refunding, 5%,
7/01/32 ........................................................ 1,600,000 1,612,841
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 5%,
7/01/38 ........................................................ 300,000 311,352
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 5%,
7/01/39 ........................................................ 350,000 360,929
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 4%,
7/01/46 ........................................................ 1,850,000 1,537,322
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 5%,
7/01/50 ........................................................ 2,000,000 1,922,068
Springfield College, Revenue, 2021 A, 4%, 6/01/56 ........................ 1,000,000 702,519
Suffolk University, Revenue, 2020 A, Refunding, AG Insured, 4%, 7/01/45 ....... 1,700,000 1,456,987
Suffolk University, Revenue, 2021, 4%, 7/01/51 ........................... 4,070,000 3,155,445
Suffolk University, Revenue, 2021, AG Insured, 4%, 7/01/51 .................. 2,000,000 1,634,772
Trustees of Boston University, Revenue, 2016 BB-1, 5%, 10/01/46 ............. 2,500,000 2,522,998
Trustees of Boston University, Revenue, 2023 FF, Refunding, 5%, 10/01/48 ...... 3,075,000 3,132,724
Trustees of Boston University, Revenue, 2025 B-2, Refunding, 5%, 10/01/48 ..... 2,500,000 2,562,053
Trustees of Tufts College, Revenue, 2015 Q, Refunding, 5%, 8/15/38 ........... 500,000 500,256
Tufts Medicine Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/44 ...... 500,000 467,454
Tufts Medicine Obligated Group, Revenue, 2020 C, Refunding, AG Insured, 4%,
10/01/45 ....................................................... 4,705,000 4,052,421
UMass Memorial Health Care Obligated Group, Revenue, 2017 K, Refunding, 5%,
7/01/38 ........................................................ 1,000,000 1,007,237
UMass Memorial Health Care Obligated Group, Revenue, 2025 N-1, Refunding,
4.5%, 7/01/54 ................................................... 3,700,000 3,290,110
Wentworth Institute of Technology, Inc., Revenue, 2017, 5%, 10/01/37 .......... 655,000 656,369
WGBH Educational Foundation, Revenue, 2002 A, AMBAC Insured, 5.75%, 1/01/42 5,000,000 5,559,153
b
WGBH Educational Foundation, Revenue, 2008 B, AG Insured, 2.62%, 1/01/28 ... 2,000,000 1,882,538
b
WGBH Educational Foundation, Revenue, 2008 B, AG Insured, 2.7%, 1/01/29 .... 2,000,000 1,829,604
Wheaton College, Revenue, 2021 I, 5%, 1/01/53 .......................... 3,000,000 2,692,096
Woods Hole Oceanographic Institution, Revenue, 2018, Refunding, 5%, 6/01/32 .. 660,000 690,723
Woods Hole Oceanographic Institution, Revenue, 2018, Refunding, 5%, 6/01/33 .. 900,000 937,559
Woods Hole Oceanographic Institution, Revenue, 2018, Refunding, 5%, 6/01/34 .. 1,000,000 1,036,997
Massachusetts Educational Financing Authority ,
Revenue, 2014 I, 5%, 1/01/27 ........................................ 2,750,000 2,753,524
Revenue, 2025 B, 5.5%, 7/01/55 ...................................... 1,000,000 972,793
Massachusetts Housing Finance Agency ,
Revenue, 2011 A, 5.1%, 12/01/30 ..................................... 590,000 590,496
Revenue, 2019 C-1, 3.1%, 12/01/44 .................................... 2,500,000 1,929,829
Revenue, 2019 C-1, 3.3%, 12/01/59 .................................... 5,625,000 4,039,328
Revenue, 2021 B-1, 2.875%, 12/01/51 .................................. 2,000,000 1,320,192
Revenue, A, 3.25%, 12/01/27 ......................................... 1,570,000 1,570,317
Revenue, A-178, Refunding, 3.5%, 6/01/42 .............................. 100,000 99,968
Massachusetts Municipal Wholesale Electric Co. ,
Revenue, 2023 A, 5%, 7/01/38 ........................................ 425,000 458,613
Revenue, 2023 A, 5%, 7/01/39 ........................................ 450,000 479,094
Revenue, 2023 A, 5%, 7/01/40 ........................................ 470,000 496,571
Revenue, 2023 A, 5%, 7/01/41 ........................................ 490,000 512,939

Putnam Massachusetts Tax Exempt Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Municipal Wholesale Electric Co., (continued)
Revenue, 2023 A, 5%, 7/01/44 ........................................ $ 1,650,000 $ 1,697,281
Massachusetts Port Authority ,
Revenue, 2017 A, Refunding, 5%, 7/01/42 ............................... 1,275,000 1,256,390
Revenue, 2019 A, Refunding, 5%, 7/01/40 ............................... 2,500,000 2,519,900
Revenue, 2022 A, 5%, 7/01/30 ........................................ 1,200,000 1,311,688
Revenue, 2022 A, 5%, 7/01/31 ........................................ 1,000,000 1,097,719
Bosfuel Corp., Revenue, 2019 A, Refunding, 5%, 7/01/26 .................... 115,000 116,900
Bosfuel Corp., Revenue, 2019 A, Refunding, 5%, 7/01/28 .................... 210,000 222,606
Bosfuel Corp., Revenue, 2019 A, Refunding, 4%, 7/01/44 .................... 3,500,000 3,040,637
Massachusetts School Building Authority ,
Revenue, 2016 A, 5%, 11/15/42 ....................................... 2,000,000 1,999,906
Revenue, 2019 A, 5%, 2/15/44 ........................................ 1,035,000 1,049,986
Massachusetts State College Building Authority , Revenue , 2022 A , Refunding , 4% ,
5/01/52 ......................................................... 500,000 421,722
Massachusetts Water Resources Authority , Revenue , 2023 B , Refunding , 5.25% ,
8/01/48 ......................................................... 1,215,000 1,262,341
Town of North Reading , GO , 2012 , 5% , 5/15/35 ............................. 3,750,000 3,753,863
University of Massachusetts Building Authority ,
Revenue, 2015-1, 5%, 11/01/40 ....................................... 885,000 885,752
Revenue, 2022-1, 5%, 11/01/41 ....................................... 2,365,000 2,441,140
Revenue, 2022-1, 5%, 11/01/52 ....................................... 635,000 635,489
Revenue, Senior Lien, 2020-1, 5%, 11/01/45 ............................. 1,070,000 1,077,954
212,350,533
Ohio 1.4%
County of Warren , Otterbein Homes Obligated Group , Revenue , 2014 , Refunding , 5% ,
7/01/32 ......................................................... 750,000 750,799
Ohio Higher Educational Facility Commission ,
Otterbein Homes Obligated Group, Revenue, 2023, Refunding, 4%, 7/01/29 ...... 770,000 794,730
Otterbein Homes Obligated Group, Revenue, 2023, Refunding, 4%, 7/01/32 ...... 375,000 385,118
Otterbein Homes Obligated Group, Revenue, 2023, Refunding, 4%, 7/01/35 ...... 425,000 425,349
Otterbein Homes Obligated Group, Revenue, 2023, Refunding, 4%, 7/01/36 ...... 435,000 429,748
Otterbein Homes Obligated Group, Revenue, 2023, Refunding, 4%, 7/01/39 ...... 875,000 822,862
3,608,606
Texas 1.8%
a
Beaumont Housing Authority , Revenue, Senior Lien , 144A, 2025 A , 6.5% , 7/01/55 ... 475,000 449,430
Sherman Independent School District , GO , 2023 B , PSF Guaranty , 5% , 2/15/53 .... 2,000,000 2,018,172
Texas Water Development Board , State Water Implementation Revenue Fund for
Texas , Revenue , 2022 , 5% , 10/15/57 ................................... 2,150,000 2,165,250
4,632,852
Virgin Islands 0.3%
Matching Fund Special Purpose Securitization Corp. , United States Virgin Islands
Federal Excise Tax , Revenue , 2022 A , Refunding , 5% , 10/01/30 ............... 640,000 660,132
Washington 0.6%
Grays Harbor County Public Hospital District No. 1 , Revenue , 2023 , Refunding , 6.75% ,
12/01/44 ........................................................ 1,300,000 1,408,104
U.S. Territories 3.6%
American Samoa 0.4%
a
American Samoa Economic Development Authority , Revenue , 144A, 2021 A , 5% ,
9/01/38 ......................................................... 1,000,000 981,409

Putnam Massachusetts Tax Exempt Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Guam 2.9%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
$ 1,500,000 $ 1,431,309
Port Authority of Guam ,
Revenue, 2018 B, 5%, 7/01/29 ........................................ 400,000 417,514
Revenue, 2018 B, 5%, 7/01/30 ........................................ 465,000 483,583
Revenue, 2018 B, 5%, 7/01/34 ........................................ 200,000 203,981
Revenue, 2018 B, 5%, 7/01/35 ........................................ 400,000 406,700
Territory of Guam ,
GO, 2019, 5%, 11/15/31 ............................................. 765,000 802,768
Revenue, 2021 F, Refunding, 4%, 1/01/42 ............................... 3,000,000 2,664,608
Hotel Occupancy Tax, Revenue, 2021 A, Refunding, 5%, 11/01/40 ............. 825,000 836,512
7,246,975
Puerto Rico 0.3%
Commonwealth of Puerto Rico , GO , 2022 A-1 , 4% , 7/01/37 ....................
750,000 696,641
Total U.S. Territories .................................................................... 8,925,025
Total Municipal Bonds (Cost $248,437,697) .....................................
237,533,128
a a a a
Short Term Investments 4.9%
Shares
a
Management Investment Companies 0.7%
c,d
Putnam Short Term Investment Fund, Class P, 4.566% ....................... 1,738,524 1,738,524
Total Management Investment Companies (Cost $1,738,524) .....................
1,738,524
Principal
Amount
Municipal Bonds 4.2%
Massachusetts 4.0%
e
Massachusetts Development Finance Agency , Children's Hospital Corp. Obligated
Group (The) , Revenue , 2024 U-1 , Refunding , LOC TD Bank NA , Daily VRDN and
Put , 3.65% , 3/01/48 ................................................ 8,000,000 8,000,000
e
Massachusetts Health & Educational Facilities Authority , Massachusetts Institute of
Technology , Revenue , 2001 J-2 , Daily VRDN and Put , 3.3% , 7/01/31 ........... 2,000,000 2,000,000
10,000,000
Minnesota 0.2%
e
City of Minnetonka , PHS/Beacon Hill, Inc. , Revenue , 2004 , Refunding , LOC FNMA ,
Daily VRDN and Put , 2.7% , 5/15/34 .................................... 570,000 570,000
Total Municipal Bonds (Cost $10,570,000) ......................................
10,570,000
Total Short Term Investments (Cost $12,308,524) ................................
12,308,524
a
Total Investments (Cost $260,746,221) 99.2% ...................................
$249,841,652
Other Assets, less Liabilities 0.8% .............................................
2,172,033
Net Assets 100.0% ...........................................................
$252,013,685

Putnam Massachusetts Tax Exempt Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 10 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $7,712,438, representing 3.1% of net assets.
b
The rate shown represents the yield at period end.
c
See Note 3 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.
e
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Putnam Massachusetts Tax Exempt Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Putnam Massachusetts Tax Exempt Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940
Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in
Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended August 31,
2025, the Fund held investments in affiliated management investment companies as follows:

Putnam Massachusetts Tax Exempt Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Massachusetts Tax Exempt Income Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.566% ...... $7,170,408 $27,847,830 $(33,279,714) $— $— $1,738,524 1,738,524 $124,556
Total Affiliated Securities ... $7,170,408 $27,847,830 $(33,279,714) $— $— $1,738,524 $124,556
Level 1 Level 2 Level 3 Total
Putnam Massachusetts Tax Exempt Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 237,533,128 $ — $ 237,533,128
Short Term Investments ................... 1,738,524 10,570,000 — 12,308,524
Total Investments in Securities ........... $1,738,524 $248,103,128 $— $249,841,652
a
For detailed categories, see the accompanying Schedule of Investments.
3. Investments in Affiliated Management Investment Companies
(continued)

Putnam Massachusetts Tax Exempt Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
AG
Assured Guaranty, Inc.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
FNMA
Federal National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
PSF
Permanent School Fund
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.